Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the assets and liabilities measured at fair value on a recurring basis:

	June 30, 2018
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
Assets:
U.S. Government agencies	$—	$1,904	$—	$1,904
Residential mortgage-backed securities	—	27,108	—	27,108
Corporate bonds and other debt securities	—	5,507	—	5,507
SBA servicing rights	—	—	3,521	3,521

Total	$—	$34,519	$3,521	$38,040

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
Assets:
U.S. Government agencies	$—	$1,949	$—	$1,949
Residential mortgage-backed securities	—	29,629	—	29,629
Corporate bonds and other debt securities	—	5,665	—	5,665
SBA servicing rights	—	—	3,411	3,411

Total	$—	$37,243	$3,411	$40,654

The following table presents the assets and liabilities measured at fair value on a recurring basis:

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
Assets:
U.S. Government agencies	$—	$1,949	$—	$1,949
Residential mortgage-backed securities	—	29,629	—	29,629
Corporate bonds and other debt securities	—	5,665	—	5,665
SBA servicing rights	—	—	3,411	3,411

Total	$—	$37,243	$3,411	$40,654

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
Assets:
U.S. Government agencies	$—	$—	$—	$—
Residential mortgage-backed securities	—	5	—	5
Corporate bonds and other debt securities	—	—	—	—
SBA servicing rights	—	—	3,132	3,132

Total	$—	$5	$3,132	$3,137

Schedule of Assets Measured at Fair Value on Non-Recurring Basis

The following tables provide information about certain assets measured at fair value on a non-recurring basis:

	Estimated Fair Value
	June 30, 2018	December 31, 2017
	(Dollars in thousands)
Assets (classified in Level 3):
Impaired loans	$2,820	$2,553
Other real estate and repossessed assets	289	21

The following tables provide information about certain assets measured at fair value on a non-recurring basis:

	Estimated Fair Value
	December 31,
	2017	2016
	(Dollars in thousands)
Assets (classified in Level 3):
Impaired loans	$2,553	$2,801
Other real estate and repossessed	21	23

Significant Unobservable Inputs Used in Recurring and Non-Recurring Fair Value Measurements

The following tables show significant unobservable inputs used in the recurring and non-recurring fair value measurements of Level 3 assets:

Level 3 Asset	Fair Value	Valuation Technique	Unobservable Inputs	Range/ Weighted Average
June 30, 2018	(Dollars in thousands)
Non-recurring:
Impaired loans	$2,820	Third party appraisals	Collateral discounts	0.0% - 100.0 (33.0	% %)
Other real estate owned	289	Third party appraisals	Collateral discounts and estimated cost to sell	10.0%
SBA servicing assets	3,521	Discounted cash flows	Conditional prepayment rate	6.8%
			Discount rate	13.9%
December 31, 2017
Non-recurring:
Impaired loans	$2,553	Third party appraisals	Collateral discounts	0.0% - 100.0 (11.6	% %)
Other real estate owned	21	Third party appraisals	Collateral discounts and estimated cost to sell	10.0%
SBA servicing assets	3,411	Discounted cash flows	Conditional prepayment rate	6.7%
			Discount rate	14.1%

The following tables show significant unobservable inputs used in the recurring and non-recurring fair value measurements of Level 3 assets:

Level 3 Asset	Fair value	Valuation Technique	Unobservable Inputs	Range/Weighted Average
December 31, 2017
Non-recurring:
Impaired loans	$2,553	Third party appraisals	Collateral discounts	0.0% - 100.0% (11.6%)
Other real estate owned	21	Third party appraisals	Collateral discounts and estimated cost to sell	10.0%
SBA servicing assets	3,411	Discounted cash flows	Conditional prepayment rate	6.7%
			Discount rate	14.1%

December 31, 2016
Non-recurring:
Impaired loans	$2,801	Third party appraisals	Collateral discounts	0.0% - 10.0% (6.9%)
Other real estate owned	23	Third party appraisals	Collateral discounts and estimated cost to sell	10.0%
SBA servicing assets	3,132	Discounted cash flows	Conditional prepayment rate	6.2%
			Discount rate	11.8%

Schedule of Carrying Amounts And Estimated Fair Values Of Financial Instruments

The carrying amounts and estimated fair values, as well as the level within the fair value hierarchy, of the Company’s financial instruments are as follows:

June 30, 2018	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(Dollars in thousands)
Financial Assets:
Cash and cash equivalents	$52,986	$52,986	$52,986	$—	$—
Time deposits in other banks	245	245	245	—	—
Available for sale securities	34,519	34,519	—	34,519	—
FHLB and other bank stock	4,830	4,830	—	4,830	—
Loans, net	911,506	901,798	—	—	901,798
Loans held for sale	7,715	8,360	—	8,360	—
Accrued interest receivable	3,195	3,195	—	3,195	—
Bank-owned life insurance	482	482	—	482	—
SBA servicing rights	3,521	3,521	—	—	3,521

Financial Liabilities:
Deposits	$844,683	$843,940	$—	$843,940	$—
Accrued interest payable	431	431	—	431	—
Short-term borrowings	15,000	15,000	—	15,000	—
Long-term borrowings	66,191	64,512	—	64,512	—

December 31, 2017	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(Dollars in thousands)
Financial Assets:
Cash and cash equivalents	$57,949	$57,949	$57,949	$—	$—
Time deposits in other banks	245	245	245	—	—
Available for sale securities	37,243	37,243	—	37,243	—
FHLB and other bank stock	4,812	4,812	—	4,812	—
Loans, net	863,467	870,749	—	—	870,749
Loans held for sale	3,814	4,188	—	4,188	—
Accrued interest receivable	3,466	3,466	—	3,466	—
Bank-owned life insurance	479	479	—	479	—
SBA servicing rights	3,411	3,411	—	—	3,411

Financial Liabilities:
Deposits	$835,368	$840,645	$—	$840,645	$—
Accrued interest payable	407	407	—	407	—
Short-term borrowings	15,000	15,000	—	15,000	—
Long-term borrowings	76,411	67,310	—	67,310	—

The carrying amounts and estimated fair values, as well as the level within the fair value hierarchy, of the Company’s financial instruments are as follows:

December 31, 2017	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(Dollars in thousands)
Financial Assets:
Cash and cash equivalents	$57,949	$57,949	$57,949	$—	$—
Time deposits in other banks	245	245	245	—	—
Available for sale securities	37,243	37,243	—	37,243	—
FHLB and other bank stock	4,812	4,812	—	4,812	—
Loans, net	863,467	870,749	—	—	870,749
Loans held for sale	3,814	4,188	—	4,188	—
Accrued interest receivable	3,466	3,466	—	3,466	—
Bank-owned life insurance	479	479	—	479	—
SBA servicing rights	3,411	3,411	—	—	3,411

Financial Liabilities:
Deposits	$835,368	$840,645	$—	$840,645	$—
Accrued interest payable	407	407	—	407	—
Short-term borrowings	15,000	15,000	—	15,000	—
Long-term borrowings	76,411	67,310	—	67,310	—

December 31, 2016	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(Dollars in thousands)
Financial Assets:
Cash and cash equivalents	$152,232	$152,232	$152,232	$—	$—
Time deposits in other banks	245	245	245	—	—
Available for sale securities	5	5	—	5	—
FHLB and other bank stock	4,743	4,743	—	4,743	—
Loans, net	768,504	753,082	—	—	753,082
Loans held for sale	4,003	4,383	—	4,383	—
Accrued interest receivable	2,485	2,485	—	2,485	—
Bank-owned life insurance	477	477	—	477	—
SBA servicing rights	3,132	3,132	—	—	3,132

Financial Liabilities:
Deposits	$814,438	$817,865	$—	$817,865	$—
Accrued interest payable	264	264	—	264	—
Short-term borrowings	5,000	5,000	—	5,000	—
Long-term borrowings	66,016	65,051	—	65,051	—